Reverse Repurchase Agreements - Non Trading - Summary of Reverse Repurchase Agreements - Non Trading (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserve repurchase agreements non-trading [line items]
Reverse repurchase agreements – non trading	£ 19,599	£ 23,636
Agreements with banks
Disclosure of reserve repurchase agreements non-trading [line items]
Reverse repurchase agreements – non trading	1,258	2,161
Agreements with customers
Disclosure of reserve repurchase agreements non-trading [line items]
Reverse repurchase agreements – non trading	£ 18,341	£ 21,475